FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Balance Sheet Classification (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Current portion of derivative instruments	CAD 421	CAD 91
Derivative instruments	953	1,708
Derivative financial assets	1,094	1,659	CAD 2,080
Current portion of derivative instruments	(133)	(22)
Derivative instruments	(147)	(118)
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Current portion of derivative instruments	421	91
Derivative instruments	953	1,708
Derivative financial assets	1,374	1,799
Current portion of derivative instruments	(133)	(22)
Derivative instruments	(147)	(118)
Derivative financial liabilities	CAD (280)	CAD (140)